Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Basic and diluted net loss per share	$ (0.75)	$ (1.13)	$ (4.20)	$ (6.97)
Weighted average common shares outstanding - basic and diluted	2,906,926	2,890,878	2,900,202	2,220,981